Derivative financial instruments (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		£ 342	£ 3,184
Derivative financial instruments, liabilities	£ (2,554)	(2,298)
Derivative financial instruments, non-current assets		30	2,559
Derivative financial instruments, non-current liabilities	(2,323)	(2,298)
Derivative financial instruments, current assets		312	625
Derivative financial instruments, current liabilities	(231)
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets			2,504
Derivative financial instruments, non-current assets			2,504
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		245	680
Derivative financial instruments, non-current assets		30	£ 55
Forward foreign currency contracts | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		97
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(2,317)	(2,298)
Derivative financial instruments, non-current liabilities	(2,317)	£ (2,298)
Embedded foreign exchange derivatives | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(101)
Forward foreign currency contracts | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(136)
Derivative financial instruments, non-current liabilities	£ (6)